Note 26 - Common Stock - Dividend Option (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2017	Mar. 29, 2017	Dec. 31, 2016	Oct. 31, 2016	Sep. 28, 2016	Apr. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Classes Of Share Capital Line Items
Number Of Shares Issued				101,271,338			86,257,317		113,677,807
Capital (Capital base and capital management)	€ 3,267	€ 3,267			€ 3,218
Par Value Per Share	€ 0.49	€ 0.49		€ 0.49	€ 0.49		€ 0.49		€ 0.49
As of Current Year [Member]
Classes Of Share Capital Line Items
Number Of Shares Issued	6,667,886,580	6,667,886,580			6,566,615,242					6,366,680,118
Capital (Capital base and capital management)	€ 3,267	€ 3,267			€ 3,218					€ 3,120
Dividend Option [Member]
Classes Of Share Capital Line Items
Number Of Shares Issued			101,271,338			86,257,317		113,677,807
Capital (Capital base and capital management)			€ 50			€ 42		€ 56